Revenues and other income - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	May 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, amount collected	€ 474
Research tax credit utilization period			3 years
Revenues			€ 0	€ 10	€ 50
Research tax credit			4,091	2,490	1,927
Subsidies			135	€ 126	526
Percentage of employees' net wages received via subsidies from French government				84.00%
PGE Loan, BPI France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies			€ 130	€ 126	€ 187
FRANCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies				312
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Minimum threshold to provide additional know-how to third party under collaboration agreement			80.00%
Upfront payment received		€ 20,000		€ 20,000
Collaboration agreement, amount collected			€ 400
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments		€ 205,000
LianBio, NBTXR3 And Cetuximab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, amount collected			€ 472